Cover	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	false
Entity Registrant Name	ARRIVAL
Entity Central Index Key	0001835059
Entity Emerging Growth Company	true
Entity Ex Transition Period	false